Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
September 30, 2025 (Unaudited)

CORPORATE BONDS - 94.5%	Par	Value
Aerospace & Defense - 2.4%
TransDigm, Inc.
6.75%, 08/15/2028 (a)	$3,850,000	$3,923,377
6.38%, 03/01/2029 (a)	2,850,000	2,913,843
		6,837,220

Airlines - 2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (a)	3,042,499	3,043,841
5.75%, 04/20/2029 (a)	4,030,000	4,045,416
		7,089,257

Automobile Components - 1.8%
Phinia, Inc., 6.75%, 04/15/2029 (a)	5,005,000	5,156,104

Commercial Services - 1.2%
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026 (a)	1,388,000	1,393,684
3.38%, 08/31/2027 (a)	2,265,000	2,201,744
		3,595,428

Commercial Services & Supplies - 2.1%
The Brink's Co.
4.63%, 10/15/2027 (a)	1,760,000	1,742,741
6.50%, 06/15/2029 (a)	4,177,000	4,298,546
		6,041,287

Consumer Finance - 4.7%
OneMain Finance Corp.
7.13%, 03/15/2026	707,000	713,390
3.50%, 01/15/2027	4,190,000	4,094,982
3.88%, 09/15/2028	2,370,000	2,277,729
SLM Corp.
3.13%, 11/02/2026	3,863,000	3,784,370
6.50%, 01/31/2030	2,630,000	2,740,637
		13,611,108

Diversified Financial Services - 3.4%
Azorra Finance Ltd., 7.25%, 01/15/2031 (a)	1,710,000	1,780,608
GGAM Finance Ltd.
7.75%, 05/15/2026 (a)	3,795,000	3,804,471
8.00%, 02/15/2027 (a)	2,765,000	2,829,877
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (a)	1,200,000	1,263,740
		9,678,696

Electric - 4.7%
Clearway Energy Operating LLC, 4.75%, 03/15/2028 (a)	6,974,000	6,889,859
Vistra Operations Co. LLC, 5.50%, 09/01/2026 (a)	6,636,000	6,630,791
		13,520,650

Electrical Components & Equipment - 1.8%
WESCO Distribution, Inc., 6.38%, 03/15/2029 (a)	5,050,000	5,199,384

Equity REITS - 4.6%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer
5.88%, 10/01/2028 (a)	3,560,000	3,553,294
4.88%, 05/15/2029 (a)	3,610,000	3,519,738
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (a)	6,375,000	6,350,637
		13,423,669

Financial Services - 0.3%
Block, Inc., 5.63%, 08/15/2030 (a)	730,000	739,620

Food - 2.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/2026 (a)	1,315,000	1,304,719
4.63%, 01/15/2027 (a)	2,205,000	2,191,143
3.50%, 03/15/2029 (a)	3,735,000	3,539,494
		7,035,356

Food Products - 2.5%
Darling Ingredients, Inc., 6.00%, 06/15/2030 (a)	7,075,000	7,142,644

Ground Transportation - 2.2%
XPO, Inc., 6.25%, 06/01/2028 (a)	6,170,000	6,287,127

Health Care Providers & Services - 4.6%
Centene Corp., 4.25%, 12/15/2027	6,403,000	6,287,857
Tenet Healthcare Corp.
5.13%, 11/01/2027	3,105,000	3,099,302
4.25%, 06/01/2029	3,925,000	3,833,274
		13,220,433

Healthcare Products - 2.5%
Medline Borrower LP, 3.88%, 04/01/2029 (a)	7,415,000	7,151,352

Hotels, Restaurants & Leisure - 7.9%
Boyd Gaming Corp., 4.75%, 12/01/2027	6,650,000	6,611,832
Brightstar Lottery PLC, 6.25%, 01/15/2027 (a)	6,815,000	6,879,088
Caesars Entertainment, Inc., 7.00%, 02/15/2030 (a)	5,270,000	5,420,761
Travel + Leisure Co.
6.63%, 07/31/2026 (a)	3,580,000	3,606,599
6.00%, 04/01/2027	380,000	385,447
		22,903,727

Insurance - 2.0%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/2029 (a)	5,405,000	5,640,766

Investment Companies - 4.0%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (a)	5,505,000	5,451,216
8.00%, 06/15/2027 (a)	1,240,000	1,290,943
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/2026	456,000	455,461
5.25%, 05/15/2027	4,385,000	4,310,219
		11,507,839

Lodging - 2.3%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/2029 (a)	2,450,000	2,530,755
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/2028 (a)	2,830,000	2,833,444
4.88%, 01/15/2030	285,000	283,401
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	1,105,000	1,104,248
		6,751,848

Machinery - 2.3%
Esab Corp., 6.25%, 04/15/2029 (a)	6,455,000	6,631,241

Media - 6.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028 (a)	7,145,000	7,076,195
Sirius XM Radio LLC, 3.13%, 09/01/2026 (a)	6,495,000	6,405,377
TEGNA, Inc., 4.63%, 03/15/2028	4,050,000	3,971,638
		17,453,210

Metals & Mining - 0.2%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029 (a)	625,000	636,916

Mortgage REITs - 2.2%
Starwood Property Trust, Inc.
3.63%, 07/15/2026 (a)	4,362,000	4,312,019
4.38%, 01/15/2027 (a)	2,015,000	1,997,697
		6,309,716

Oil & Gas - 2.3%
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/2027	4,425,000	4,423,334
5.88%, 03/15/2028	2,085,000	2,085,542
		6,508,876

Oil, Gas & Consumable Fuels - 2.5%
Hess Midstream Operations LP
5.88%, 03/01/2028 (a)	3,275,000	3,338,470
5.13%, 06/15/2028 (a)	3,815,000	3,810,690
		7,149,160

Pharmaceuticals - 4.8%
Jazz Securities DAC, 4.38%, 01/15/2029 (a)	7,085,000	6,902,464
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	1,518,000	1,491,014
4.75%, 05/09/2027	3,214,000	3,209,511
6.75%, 03/01/2028	250,000	259,506
5.13%, 05/09/2029	2,105,000	2,116,183
		13,978,678

Pipelines - 4.6%
Kinetik Holdings LP, 6.63%, 12/15/2028 (a)	6,770,000	6,948,877
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/2027 (a)	1,940,000	1,939,544
5.50%, 01/15/2028 (a)	1,845,000	1,835,614
7.38%, 02/15/2029 (a)	2,575,000	2,651,846
		13,375,881

Software - 2.2%
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)	6,375,000	6,363,987

Specialized REITs - 2.3%
SBA Communications Corp., 3.88%, 02/15/2027	6,805,000	6,702,419

Technology Hardware, Storage & Peripherals - 0.4%
Western Digital Corp., 4.75%, 02/15/2026	1,168,000	1,167,318

Trading Companies & Distributors - 4.8%
FTAI Aviation Investors LLC, 5.50%, 05/01/2028 (a)	7,000,000	7,001,113
Herc Holdings, Inc.
5.50%, 07/15/2027 (a)	1,595,000	1,591,007
6.63%, 06/15/2029 (a)	5,055,000	5,194,028
		13,786,148
TOTAL CORPORATE BONDS (Cost $269,148,429)		272,597,065

TOTAL INVESTMENTS - 94.5% (Cost $269,148,429)		272,597,065
Other Assets in Excess of Liabilities - 5.5%		15,934,629
TOTAL NET ASSETS - 100.0%		$288,531,694
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Carillon Chartwell Short Duration High Yield Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$272,597,065	$–	$272,597,065
Total Investments	$–	$272,597,065	$–	$272,597,065

Refer to the Schedule of Investments for further disaggregation of investment categories.